EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2013	2012	2011
Basic:
Net income available to stockholders	89,206	185,836	131,175
Diluted:
Net income available to stockholders	89,206	185,836	131,175
Interest paid on 3.75% convertible bonds	5,092	4,688	4,180
	94,298	190,524	135,355

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2013	2012	2011
Basic earnings per share:
Weighted average number of common shares outstanding	89,508	80,594	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding	89,508	80,594	79,125
Effect of dilutive share options	163	168	286
Effect of dilutive convertible debt	5,753	5,106	4,216
	95,424	85,868	83,627